SHARE CAPITAL AND SHARE PREMIUM (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Summary of Shares	Shares

	December 31, 2024	December 31, 2023
	US$’000	US$’000
Authorized:
2,000,000,000 shares of $0.0001 each	200	200
Issued and fully paid:
367,298,315 (2023: 363,822,069) ordinary shares of $0.0001 each	37	36

Summary of Movements in the Company's Share Capital and Share Premium
A summary of movements in the Company’s share capital and share premium is as follows:

	Number of shares in issue	Share capital	Share premium	Total
		US$’000	US$’000	US$’000
At December 31, 2022 and January 1, 2023	330,134,480	33	1,657,015	1,657,048

Issuance of ordinary shares for private placements, net of issuance cost	8,834,742	1	234,409	234,410
Issuance of ordinary shares for registered direct offering, net of issuance cost	10,937,500	1	349,277	349,278
Issuance of ordinary shares for exercise of warrants	10,000,000	1	352,490	352,491
Exercise of share options	2,460,172	—	18,051	18,051
Reclassification of vesting of restricted share units	1,455,175	—	25,878	25,878

At December 31, 2023 and January 1, 2024	363,822,069	36	2,637,120	2,637,156

Exercise of share options	1,597,528	—	14,950	14,950
Reclassification of vesting of restricted share units	1,878,718	1	43,906	43,907

At December 31, 2024	367,298,315	37	2,695,976	2,696,013